Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
17.	COMMITMENTS AND CONTINGENCIES

Leases — The Company conducts a significant part of its theatre operations in leased properties under noncancelable operating and capital leases with terms generally ranging from 10 to 25 years. In addition to the minimum annual lease payments, some of the leases provide for contingent rentals based on operating results of the theatre and most require the payment of taxes, insurance and other costs applicable to the property. The Company can renew, at its option, a substantial portion of the leases at defined or then market rental rates for various periods. Some leases also provide for escalating rent payments throughout the lease term. A liability for deferred lease expenses of $46,003 and $43,333 at December 31, 2014 and 2015, respectively, has been provided to account for lease expenses on a straight-line basis, where lease payments are not made on such a basis. Theatre rent expense was as follows:

	Year Ended December 31,
	2013	2014	2015
Fixed rent expense	$224,056	$237,891	$240,057
Contingent rent and other facility lease expenses	83,795	79,205	79,704

Total facility lease expense	$307,851	$317,096	$319,761

Future minimum lease payments under noncancelable operating and capital leases that have initial or remaining terms in excess of one year at December 31, 2015 are due as follows:

	Operating Leases	Capital Leases
2016	$248,498	$35,156
2017	236,630	33,640
2018	210,089	34,050
2019	181,967	33,394
2020	161,279	32,441
Thereafter	661,398	155,164

Total	$1,699,861	323,845

Amounts representing interest payments		(96,113)

Present value of future minimum payments		227,732
Current portion of capital lease obligations		(18,780)

Capital lease obligations, less current portion		$208,952

Employment Agreements — On August 20, 2015 the Cinemark Holdings, Inc.’s board of directors announced that Mr. Mark Zoradi will be the Company’s Chief Executive Officer. The Company and Mr. Zoradi entered into an Employment Agreement effective as of August 24, 2015. Cinemark Holdings, Inc. has employment agreements with Lee Roy Mitchell, Tim Warner, Mark Zoradi, Sean Gamble, Robert Copple, Valmir Fernandes, Michael Cavalier and Rob Carmony. Except for Mr. Warner’s, the employment agreements are subject to automatic extensions for a one-year period, unless the employment agreements are terminated. Mr. Warner’s employment agreement terminates on April 1, 2016. The base salaries stipulated in the employment agreements are subject to review at least annually during the term of the agreements for increase (but not decrease) by Cinemark Holdings, Inc.’s Compensation Committee. Management personnel subject to these employment agreements are eligible to receive annual cash incentive bonuses upon the Company meeting certain performance targets established by the Compensation Committee within the first 90 days of the fiscal year.

Retirement Savings Plan — The Company has a 401(k) retirement savings plan for the benefit of all employees and makes contributions as determined annually by the board of directors. Employer contribution payments of $2,718 and $3,043 were made in 2014 (for plan year 2013) and 2015 (for plan year 2014), respectively. A liability of approximately $3,333 has been recorded at December 31, 2015 for employer contribution payments to be made in 2016 (for plan year 2015).

Litigation — Joseph Amey, et al. v. Cinemark USA, Inc., Case No. 3:13cv05669, In the United States District Court for the Northern District of California, San Francisco Division. The case presents putative class action claims for damages and attorney’s fees arising from employee wage and hour claims under California law for alleged meal period, rest break, reporting time pay, unpaid wages, pay upon termination, and wage statements violations. The claims are also asserted as a representative action under the California Private Attorney General Act (“PAGA”). The Company denies the claims, denies that class certification is appropriate and denies that a PAGA representative action is appropriate, and is vigorously defending against the claims. The Company denies any violation of law and plans to vigorously defend against all claims. The Court recently determined that class certification is not appropriate and determined that a PAGA representative action is not appropriate. The plaintiff may appeal these rulings. The Company is unable to predict the outcome of the litigation or the range of potential loss.

The Company received a Civil Investigative Demand (“CID”) from the Antitrust Division of the United States Department of Justice. The CID relates to an investigation under Sections 1 and 2 of the Sherman Act. The Company also received CIDs from the Antitrust Section of the Office of the Attorney General of the State of Ohio and later from other states regarding similar inquiries under state antitrust laws. The CIDs request the Company to answer interrogatories, and produce documents, or both, related to the investigation of matters including film clearances, potential coordination and/or communication with other major theatre circuits and related joint ventures. The Company intends to fully cooperate with all federal and state government agencies. Although the Company does not believe that it has violated any federal or state antitrust or competition laws, it cannot predict the ultimate scope, duration or outcome of these investigations.

From time to time, the Company is involved in other various legal proceedings arising from the ordinary course of its business operations, such as personal injury claims, employment matters, landlord-tenant disputes, patent claims and contractual disputes, some of which are covered by insurance or by indemnification from vendors. The Company believes its potential liability with respect to these types of proceedings currently pending is not material, individually or in the aggregate, to the Company’s financial position, results of operations and cash flows.